Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

May 5, 2014

Transmitted via EDGAR on 5-5-2014

Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Attention: Filing Desk

RE:      Ameritas Life Insurance Corp. (Depositor)

Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) (Registrant)

Ameritas No-Load VA 6150 (1933 Act No. 333-182091)

Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2014, for Ameritas Life Insurance Corp Separate Account LLVA ("Separate Account"), File No. 333-182091, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.   The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 3 to the Separate Account’s registration statement for File No. 333-182091 on Form N-4 filed with the SEC on April 22, 2014; and

2.   The text of Post-Effective Amendment No. 3 to the Separate Account’s registration statement for File No. 333-182091 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/  Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel,

Variable Contracts & AIC